Schedule of Related Party Transactions (Details) - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Related Party Transaction [Line Items]
Director’s fees	$ 3,495	$ 2,003
Salaries, wages, consultants and benefits	117,171	51,397
Stock-based compensation (Note 8 & 11)	43,868	68,249
Software technology development (Note 7)	850,885	889,440
Related Party [Member]
Related Party Transaction [Line Items]
Director’s fees	3,495	2,003
Salaries, wages, consultants and benefits	94,246	160,130
Selling and marketing	34,224	15,380
Stock-based compensation (Note 8 & 11)	16,952	23,923
Software technology development (Note 7)	75,833	60,148
Closing balance for the period	$ 224,750	$ 261,584